Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (1,809,030)	$ (2,000,555)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses on accounts receivable and other current assets	973,909	(399,735)
Provision for obsolete inventories	8,458	678,369
Depreciation and amortization	1,510,586	4,020,115
(Gain) on sales of cryptocurrencies		(527,005)	$ (679,111)
Impairment on cryptocurrencies		1,179,078	1,517,172
Loss on equity method investment	23,597	284,162
Stock-based payments for consulting services	32,603	14,500
Stock-based compensation	1,360,000
Loss on sale of property and equipment	46,716	94,268
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	2,167,863	(1,194,885)
Decrease (increase) in accounts receivable - related parties	35,420	(607,803)
Decrease in prepaid expenses		296,519
Increase in inventories	(5,662,408)	(2,266,246)
Cryptocurrencies – mining		(3,235,134)
Decrease (increase) in other non-current assets	469,271	(149,794)
Increase in other current assets	(52,530)	(480,677)
Decrease in advances to suppliers	75,810	2,803,900
Decrease in other payables and accrued expenses	(69,239)	(568,455)
Increase in advances from customers	141,601	901,006
Decrease in advances from customers - related parties	(1,869)
Increase in amounts due to related parties		(158,105)
Decrease in accounts payable	(200,632)	(3,659,036)
Increase in payroll payable and benefits	253,721
(Decrease) increase in lease liability	(3,022)	215,162
Increase (decrease) in income tax payable	28,904	(374,013)
Net cash used in operating activities	(670,271)	(5,134,364)
INVESTING ACTIVITIES
Proceeds from sales of property and equipment	237,635
Purchases of property and equipment	(564,311)	(2,098,954)
Acquired cash in connection with a business acquisition		4,113
Consideration paid for acquisition	(21,394)
Proceeds from sales of cryptocurrencies		4,093,524
Net cash (used in) provided by investing activities	(348,070)	1,998,683
FINANCING ACTIVITIES
Borrowings from related parties	433,173
Repayment of short-term bank loans	(86,779)	(139,082)
Net cash provided by (used in) financing activities	346,394	(139,082)
Effect of exchange rate changes on cash and cash equivalents	110,570	(502,786)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(561,377)	(3,777,549)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING	1,023,240	4,531,266	4,531,266
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING	461,863	753,717	1,023,240
Cash paid during the year
Income taxes	34,513
Interest		288,707
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents from continuing operations	460,147	746,161	1,014,591
Cash and cash equivalents from discontinued operations	1,716	7,556	$ 8,649
Total cash, cash equivalents, and restricted cash	$ 461,863	$ 753,717